Cover	Jun. 29, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 29, 2021
Entity File Number	1-2360
Entity Registrant Name	INTERNATIONAL BUSINESS MACHINES CORPORATION
Entity Central Index Key	0000051143
Entity Tax Identification Number	13-0871985
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	One New Orchard Road
Entity Address, City or Town	Armonk
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10504
City Area Code	914
Local Phone Number	499-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock | CHICAGO STOCK EXCHANGE, INC [Member]
Document Information [Line Items]
Title of 12(b) Security	Capital stock, par value $.20 per share
Trading Symbol	IBM
Security Exchange Name	CHX
Common Stock | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	Capital stock, par value $.20 per share
Trading Symbol	IBM
Security Exchange Name	NYSE
0.500% Notes due 2021 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	0.500% Notes due 2021
Trading Symbol	IBM 21B
Security Exchange Name	NYSE
2.625% Notes due 2022 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	2.625% Notes due 2022
Trading Symbol	IBM 22A
Security Exchange Name	NYSE
1.25% Notes due 2023 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2023
Trading Symbol	IBM 23A
Security Exchange Name	NYSE
0.375% Notes due 2023 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	0.375% Notes due 2023
Trading Symbol	IBM 23B
Security Exchange Name	NYSE
1.125% Notes due 2024 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2024
Trading Symbol	IBM 24A
Security Exchange Name	NYSE
2.875% Notes due 2025 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2025
Trading Symbol	IBM 25A
Security Exchange Name	NYSE
0.950% Notes due 2025 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	0.950% Notes due 2025
Trading Symbol	IBM 25B
Security Exchange Name	NYSE
0.875% Notes due 2025 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2025
Trading Symbol	IBM 25C
Security Exchange Name	NYSE
0.300% Notes due 2026 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	0.300% Notes due 2026
Trading Symbol	IBM 26B
Security Exchange Name	NYSE
1.250% Notes due 2027 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2027
Trading Symbol	IBM 27B
Security Exchange Name	NYSE
0.300% Due 2028 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	0.300% Notes due 2028
Trading Symbol	IBM 28B
Security Exchange Name	NYSE
1.750% Notes due 2028 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2028
Trading Symbol	IBM 28A
Security Exchange Name	NYSE
1.500% Notes due 2029 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2029
Trading Symbol	IBM 29
Security Exchange Name	NYSE
1.750% Notes due 2031 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.750% Notes due 2031
Trading Symbol	IBM 31
Security Exchange Name	NYSE
0.650% Notes due 2032 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	0.650% Notes due 2032
Trading Symbol	IBM 32A
Security Exchange Name	NYSE
1.200% Notes due 2040 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	1.200% Notes due 2040
Trading Symbol	IBM 40
Security Exchange Name	NYSE
Debentures 7.00 Percent Due 2025 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	7.00% Debentures due 2025
Trading Symbol	IBM 25
Security Exchange Name	NYSE
Debentures 6.22 Percent Due 2027 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	6.22% Debentures due 2027
Trading Symbol	IBM 27
Security Exchange Name	NYSE
Debentures 6.50 Percent Due 2028 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	6.50% Debentures due 2028
Trading Symbol	IBM 28
Security Exchange Name	NYSE
Debentures 7.00 Percent Due 2045 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	7.00% Debentures due 2045
Trading Symbol	IBM 45
Security Exchange Name	NYSE
Debentures 7.125 Percent Due 2096 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) Security	7.125% Debentures due 2096
Trading Symbol	IBM 96
Security Exchange Name	NYSE